Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Other Non Current Assets Abstract
Capital advances for property, plant and equipment	$ 9,346,297	$ 8,714,907